Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 10,017	$ 14,414
Accounts receivable, net	290,767	152,696
Inventories, net	122,172	70,946
Prepaid and other current assets	29,525	17,066
Deferred tax assets	8,106	1,722
Total current assets	460,587	256,844
Property, plant and equipment, net	783,302	535,574
Other assets:
Goodwill	219,953	205,798
Intangible assets, net	129,468	123,038
Deposits on equipment under construction	7,117	4,331
Deferred financing costs, net	3,786	2,688
Other noncurrent assets	8,533	4,027
Total assets	1,612,746	1,132,300
Current liabilities:
Accounts payable	229,191	88,576
Accrued payroll and related costs	16,047	13,711
Accrued expenses	30,794	18,619
Income taxes payable		266
Current capital lease obligations	3,873	2,860
Other current liabilities	4,926	1,101
Total current liabilities	284,831	125,133
Deferred tax liabilities	193,340	145,215
Long-term debt and capital lease obligations	349,875	164,205
Other long-term liabilities	2,803	1,596
Total liabilities	$ 830,849	$ 436,149
Commitments and contingencies
Stockholders’ equity
Common stock, par value of $0.01, 100,000,000 shares authorized, 55,333,392 issued and outstanding at December 31, 2014 and 54,604,124 issued and outstanding at December 31, 2013	$ 553	$ 546
Additional paid-in capital	271,104	254,188
Retained earnings	510,240	441,417
Total stockholders’ equity	781,897	696,151
Total liabilities and stockholders’ equity	$ 1,612,746	$ 1,132,300